FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of interest expense [Table Text Block]

	Year Ended December 31,
	2017	2016
Debt facilities (Note 18 )	$2,254	$2,218
Equipment financing obligations (Note 19 )	561	845
Accretion of decommissioning liabilities	935	830
Silver sales and other	521	303
Prepayment facilities	—	261
Loss on early settlement of prepayment facilities	—	3,506
	$4,271	$7,963